Annual Total Returns [BarChart] - T.Rowe Price Large Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.12%)
Annual Return 2012	18.97%
Annual Return 2013	39.16%
Annual Return 2014	9.09%
Annual Return 2015	10.78%
Annual Return 2016	1.76%
Annual Return 2017	33.86%
Annual Return 2018	(0.94%)
Annual Return 2019	30.99%
Annual Return 2020	36.95%